Derivative financial instruments (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Swap contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve Value	R$ 107,845	R$ 30,481
Fair Value	1,664,551	222,625
Accounting Value	1,772,396	253,106
Swap contract [member] | Hedge Instruments [Member] | Loan Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	42,513	30,481
Fair Value	1,166,421	222,625
Accounting Value	1,208,934	253,106
Swap contract [member] | Hedge Instruments [Member] | Securities Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	65,332
Fair Value	498,130
Accounting Value	563,462
Swap contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve Value	108,402	10,979
Fair Value	1,664,551	200,658
Accounting Value	1,772,953	211,637
Swap contract [member] | Hedge Objects [Member] | Loan Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	39,902	10,979
Fair Value	1,166,421	200,658
Accounting Value	1,206,323	211,637
Swap contract [member] | Hedge Objects [Member] | Securities Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	68,500
Fair Value	498,130
Accounting Value	566,630
Futures contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve Value	588,237	160,951
Fair Value	58,383,294	43,416,076
Accounting Value	58,971,531	43,577,027
Futures contract [member] | Hedge Instruments [Member] | Loan Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	196,301	156,408
Fair Value	1,384,510	13,238,024
Accounting Value	1,580,811	13,394,432
Futures contract [member] | Hedge Instruments [Member] | Securities Hedge [Member]
IfrsStatementLineItems [Line Items]
Fair Value	52,602,490	25,344,183
Accounting Value	52,690,842	25,201,977
Futures contract [member] | Hedge Instruments [Member] | Funding Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	303,584	146,749
Fair Value	4,396,294	4,833,869
Accounting Value	4,699,878	4,980,618
Futures contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve Value	516,518	(222,149)
Fair Value	61,963,365	38,332,070
Accounting Value	62,479,883	38,109,921
Futures contract [member] | Hedge Objects [Member] | Loan Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	169,359	(54,560)
Fair Value	1,565,217	10,017,522
Accounting Value	1,734,576	9,962,962
Futures contract [member] | Hedge Objects [Member] | Securities Hedge [Member]
IfrsStatementLineItems [Line Items]
Fair Value	55,116,924	22,504,539
Accounting Value	55,187,708	22,717,743
Futures contract [member] | Hedge Objects [Member] | Funding Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	276,375	(380,793)
Fair Value	5,281,224	5,810,009
Accounting Value	5,557,599	5,429,216
Securities Hedge [Member] | Hedge Instruments [Member] | Securities Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	88,352	(142,206)
Securities Hedge [Member] | Hedge Objects [Member] | Securities Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	R$ 70,784	R$ 213,204